Other Income	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
OTHER INCOME

18 – OTHER INCOME

For the years ended December 31, 2024, 2023 and 2022, other income consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Extinguishment of debt liabilities	608,542	--	--
Loss claim income	225,376	197,712	13,754
Traffic penalty claim income	149,909	92,387	--
Incentive income	55,484	136,711	50,115
Other	154,728	231,116	123,194
Total	1,194,039	657,926	187,063